Share-based compensation	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation

13. Share-based compensation

Compensation expenses recognized for share-based awards granted by the Group were as follows:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
General and administrative expenses	21,383	15,757	15,257
Research and development expenses	1,679	1,141	1,221
Sales and marketing expenses	4,983	3,328	3,244
Cost of revenues	200	113	59
Total	28,245	20,339	19,781

Compensation expenses recognized for different awards were as follows:

	Year Ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Vesting of restricted shares	—	—	—
Vesting of RSUs	17,878	10,499	3,290
Vesting of share options	10,367	9,840	16,491
Total	28,245	20,339	19,781

There was no income tax benefit recognized in the consolidated statements of comprehensive income/(loss) for share-based compensation expense and the Group did not capitalize any share-based compensation expense as part of the cost of any assets for the years ended December 31, 2022, 2023 and 2024. The Group makes an entity-wide accounting policy election to account for forfeitures when they occur.

(a)	Smart Share CGY and Smart Share Brothers’ RSUs scheme (“RSUs scheme”)

As disclosed in Note 12, Smart Share CGY and Smart Share Brothers are solely owned by the founder of the Company and are the consolidated VIEs of the Company. Both Smart Share CGY and Smart Share Brothers were established to facilitate the adoption of an RSUs scheme on behalf of the Company. The RSUs scheme is administered by the board of directors of the Company and RSUs were granted to the Company’s employees and external consultants. All the ordinary shares of Smart Share CGY and Smart Share Brothers are authorized and issued to the founder to facilitate the adoption of the RSUs scheme.

The number of authorized and issued shares of Smart Share CGY and Smart Share Brothers were 44,841,250 and 2,000,000, respectively, which mirrored the number of the Company’s ordinary shares issued to Smart Share CGY and Smart Share Brothers, respectively. The founder holds the shares of Smart Share CGY and Smart Share Brothers on behalf of the Company and beneficiaries of the RSUs scheme. Other than holding the Company’s ordinary shares, Smart Share CGY and Smart Share Brothers do not have any other assets. The ordinary shares issued to Smart Share CGY and Smart Share Brothers are presented as treasury shares in the Company’s consolidated balance sheets.

Upon vesting, the Company’s employees and external consultants are entitled to the ordinary shares of Smart Share CGY or Smart Share Brothers, and the Company directs the founder to deliver such shares. Holders of vested shares of Smart Share CGY or Smart Share Brothers are entitled to the economics of the vested shares, including dividends and sale proceeds of these shares. Any proceeds received by Smart Share CGY or Smart Share Brothers on Company shares that have not been allocated to employees and external consultants are required to be returned to the Company. The RSUs granted by Smart Share CGY vest in the four-year period from the grant date, with 25% of the RSUs to be vested upon each anniversary. The RSUs granted by Smart Share Brothers are fully vested on the grant date. If an employee or external consultant terminates service to the Group, unvested shares of Smart Share CGY and Smart Share Brothers can be repurchased for nominal amounts. The Group has the right to repurchase vested shares of Smart Share CGY and Smart Share Brothers at a price based on recent transaction prices involving the Company’s stock. The ordinary shares of the Company held by Smart Share CGY and Smart Share Brothers are unchanged as a result of these transactions.

In January 2021, the Company’s board of directors approved the modification of Smart Share CGY and Smart Share Brothers’ RSUs scheme to allow the grantees to directly hold the ordinary shares or RSUs of the Company, under which each vested RSU of Smart Share CGY and Smart Share Brothers’ RSUs scheme was exchanged for one ordinary share of the Company with an equivalent economic value, and each outstanding unvested RSU under the Smart Share CGY’s RSUs scheme was exchanged for one RSU of the Company with an equivalent economic value. The modification did not change the vesting conditions and the remaining vesting period. There was no incremental share-based compensation cost recorded in connection with this modification.

The following table summarizes the Group’s RSUs activities:

	RSUs	Weighted Average
	Outstanding	Grant Date Fair Value
		US$
Unvested at December 31, 2022	6,359,333	0.6531
Vested	(4,634,284)	0.5564
Forfeited	(533,145)	0.8737
Unvested at December 31, 2023	1,191,904	0.9304
Vested	(1,165,556)	0.9146
Forfeited	(26,348)	1.5497
Unvested at December 31, 2024	—	—

The fair value of each granted RSUs is estimated based on the fair value of the underlying ordinary share of the Company on the date of grant, less any nominal amounts paid for such shares. The fair value of the RSUs granted by Smart Share Brothers was recognized as share-based compensation expense immediately on the grant date. The fair value of the RSUs granted by Smart Share CGY was amortized to the consolidated statements of comprehensive income/(loss) as share-based compensation expense on a straight-line basis over the vesting term.

The Company recognized share-based compensation expenses of RMB17,878, RMB10,499 and RMB3,290 related to RSUs in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2022, 2023 and 2024, respectively.

For the years ended December 31, 2022, 2023 and 2024, as agreed with the employees in connection with the vesting of their RSUs, the employees transferred 91,860, 52,610 and 14,996 vested RSUs to the Company respectively, of which the aggregated fair value was RMB362, RMB192 and RMB43 respectively on the dates of transfer. The fair value of the transferred shares was determined by the market prices on the dates of transfer and was equivalent to the individual income taxes that the employees were liable to for the vesting of RSUs and the Company would settle with the local tax authority on behalf of the employees. The Company recorded the withheld shares in treasury shares.

For the years ended December 31, 2022, 2023 and 2024, the total fair value of RSUs vested were RMB19,423 and RMB17,842 and RMB7,493, respectively.

As of December 31, 2023, there was RMB3,599 of unrecognized shared-based compensation expenses related to the RSUs, which is expected to be recognized over a weighted-average period of 0.47. As of December 31, 2024, there was no unvested RSUs.

(b)	Share Options

In January 2021, the shareholders and board of directors approved the 2021 Share Incentive Plan to attract and retain qualified personnel, provide incentives to employees, directors and consultants, and promote the success of the Group’s business. The 2021 Share Incentive Plan permits the awards of options, restricted share units, restricted shares or other types of award approved by a committee that administers the plan. The 2021 Share Incentive Plan assumed all awards that the Company had granted previously. The terms and conditions of the survived awards remain unchanged and continue to be effective and binding under the 2021 Share Incentive Plan.

In August 2021, the Board approved the Company to grant share options and restricted shares to purchase up to 5,055,208 Class A ordinary shares under the 2021 Share Incentive Plan. Accordingly, as of December 31, 2021, the Company granted 5,009,222 share options. The Company didn’t grant any share options in 2022. In April and July 2023, the Board approved the Company to grant share options to purchase up to 832,236 Class A ordinary shares under the 2021 Share Incentive Plan. Accordingly, as of December 31, 2023, the Company granted 809,416 share options. In January and April 2024, the Board approved the Company to grant share options to purchase up to 18,886,814 Class A ordinary shares under the 2021 Share Incentive Plan. Accordingly, as of December 31, 2024, the Company granted 18,886,814 share options.

Share options granted under the 2021 Incentive Plan have a contractual term of ten years from the stated grant date and are generally subject to a four-year vesting schedule. Depending on the nature and the purpose of the grant, share-based awards generally vest 25% upon the first anniversary of the vesting commencement date, and 25%, 25% and 25% in following years thereafter. Share options granted since April, 2024 vest 50% upon the second anniversary of the vesting conmencement date, 25% and 25% in the following years thereafter.

The following table summarizes the Group’s option activities:

		Weighted	Weighted
		Average	Average
		Grant	Remaining	Aggregate
	Share	Date Fair	Contractual	Intrinsic
	Option	Value	Life	Value
		US$	In years
Outstanding as of December 31, 2022	4,272,912	1.4350	8.64	16,667
Granted	809,416	0.5247	—	—
Exercised	(76,454)	1.4350	—	—
Cancelled	(7,585)	1.4350	—	—
Forfeited	(355,012)	1.2410	—	—
Outstanding as of December 31, 2023	4,643,277	1.2911	7.91	7,909
Granted	18,886,814	0.3052	—	—
Exercised	(396,046)	1.3567	—	—
Cancelled	(3,054)	1.4350	—	—
Forfeited	(516,420)	0.0085	—	—
Outstanding as of December 31, 2024	22,614,571	0.4839	8.83	56,897
Vested and expected to vest as of December 31, 2024	22,614,571	0.4839	8.83	56,897
Exercisable as of December 31, 2024	2,716,089	1.3827	6.74	6,834

The Group uses binomial option-pricing model determine fair value of the share-based awards. No share options were granted during the year ended December 31, 2022.

The estimated fair value of each option granted during the years ended December 31, 2023 and 2024 is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	For the Year ended December 31,
	2023	2024
Exercise price (US$)	0.01	0.01
Fair value of the ordinary share on the date of option grant (US$)	0.488 - 0.555	0.251 - 0.315
Expected volatility	84.47% - 84.82%	77.04% - 77.62%
Risk-free interest rate (per annum)	3.48% - 3.84%	3.90% - 4.32%
Expected dividend yield	—	—
Exercise multiple	2.2	2.2/2.8
Contractual term (in years)	10	10
Expected forfeiture rate (post-vesting)	5.24%	5.24%

Risk-free interest rate is estimated based on the yield curve of US Sovereign Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of daily stock price return of comparable companies with a time horizon close to the expected expiry of the term of the options. In March 2024, the Group had delared a special cash dividend of US$0.015 per ordinary share in March 2024, or US$0.03 per ADS, to holders of ordinary shares and holders of ADSs of record as of the close of business on May 31, 2024, U.S. Eastern Time, paid in U.S. dollars, but the Group does not anticipate any recurring dividend payments in the foreseeable future. The exercise multiple is estimated as the ratio of fair value of underlying shares over the exercise price as at the time the option is exercised, based on a consideration of empirical studies on the actual exercise behavior of employees. Contractual term is the contract life of the options.

Share-based compensation expense is recorded on a straight-line basis over the requisite service period, which is generally four years from the date of grant. The Company recognized share-based compensation expenses of RMB10,367, RMB9,840 and RMB16,491 for share options granted in the consolidated statements of comprehensive income/(loss) for the years ended December 31, 2022, 2023 and 2024, respectively.

As of December 31, 2023 and 2024, there was RMB16,719 and RMB39,215 of unrecognized compensation expense related to unvested share options, which is expected to be recognized over a weighted average period of 2.12 and 3.14 years, respectively.